SHAREHOLDERS' EQUITY - Cumulative Share-based Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Share-Based Compensation
Cash withholding taxes	$ 4,952
Equity-settled Long-term Incentive Plans
Share-Based Compensation
Recognized non-cash share-based compensation expense	44,263
Unrecognized cash share-based compensation expense	17,553
Fair value	61,816
PSU
Share-Based Compensation
Recognized non-cash share-based compensation expense	30,768
Unrecognized cash share-based compensation expense	11,971
Fair value	$ 42,739
Weighted-average remaining contractual term (years)	1 year 8 months 12 days
RSU
Share-Based Compensation
Recognized non-cash share-based compensation expense	$ 13,495
Unrecognized cash share-based compensation expense	5,582
Fair value	$ 19,077
Weighted-average remaining contractual term (years)	1 year 4 months 24 days